Shareholder Fees	Nov. 15, 2021
First Trust Indxx Innovative Transaction and Process ETF | First Trust Indxx Innovative Transaction and Process ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none